KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the years ended December 31, 2023, 2022 and 2021:

	2023			2022			2021
	Salary	Stock Based	Total	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$1,595,864	$392,074	$1,987,938	$1,184,506	$553,987	$1,738,493	975,110	43,640	1,018,750